Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Strategic Factor Funds
Institutional and Class P Shares
of the
Goldman Sachs Strategic Factor Allocation Fund
Goldman Sachs Strategic Volatility Premium Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on February 13‑14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.
Effective on March 31, 2024, the Funds’ disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.99%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.98%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.82%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$85	$299	$531	$1,198

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$84	$296	$526	$1,187

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
The Fund may invest in derivatives for both hedging and non‑hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non‑deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SFA, LLC (the “SFA Subsidiary”). The SFA Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities.
The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SFA Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SFA Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SFA Subsidiary. The tax treatment of the Fund’s investments in the SFA Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.77%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.52%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.76%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.51%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$53	$221	$403	$931

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$52	$218	$398	$919

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter (“OTC”) and may or may not be centrally cleared.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SVP, LLC (the “SVP Subsidiary”). The SVP Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities.
The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SVP Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SVP Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SVP Subsidiary. The tax treatment of the Fund’s investments in the SVP Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Class Institutional Shares | Goldman Sachs Strategic Factor Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Strategic Factor Funds
Institutional and Class P Shares
of the
Goldman Sachs Strategic Factor Allocation Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on February 13‑14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.
Effective on March 31, 2024, the Funds’ disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.99%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$85	$299	$531	$1,198

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
The Fund may invest in derivatives for both hedging and non‑hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non‑deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SFA, LLC (the “SFA Subsidiary”). The SFA Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities.
The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SFA Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SFA Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SFA Subsidiary. The tax treatment of the Fund’s investments in the SFA Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Class Institutional Shares | Goldman Sachs Strategic Volatility Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Strategic Factor Funds
Institutional and Class P Shares
of the
Goldman Sachs Strategic Volatility Premium Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on February 13‑14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.
Effective on March 31, 2024, the Funds’ disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.77%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.52%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$53	$221	$403	$931

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter (“OTC”) and may or may not be centrally cleared.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SVP, LLC (the “SVP Subsidiary”). The SVP Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities.
The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SVP Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SVP Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SVP Subsidiary. The tax treatment of the Fund’s investments in the SVP Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Class P Shares | Goldman Sachs Strategic Factor Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Strategic Factor Funds
Institutional and Class P Shares
of the
Goldman Sachs Strategic Factor Allocation Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on February 13‑14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.
Effective on March 31, 2024, the Funds’ disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.98%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.82%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$84	$296	$526	$1,187

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
The Fund may invest in derivatives for both hedging and non‑hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non‑deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SFA, LLC (the “SFA Subsidiary”). The SFA Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities.
The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Factor Allocation Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SFA Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SFA Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SFA Subsidiary. The tax treatment of the Fund’s investments in the SFA Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Class P Shares | Goldman Sachs Strategic Volatility Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Strategic Factor Funds
Institutional and Class P Shares
of the
Goldman Sachs Strategic Volatility Premium Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on February 13‑14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.
Effective on March 31, 2024, the Funds’ disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.76%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.51%
[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$52	$218	$398	$919

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter (“OTC”) and may or may not be centrally cleared.
The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SVP, LLC (the “SVP Subsidiary”). The SVP Subsidiary is advised by the Investment Adviser.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities.
The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Volatility Premium Fund’s Summary Prospectuses:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The SVP Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SVP Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SVP Subsidiary. The tax treatment of the Fund’s investments in the SVP Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.